Trade Payables	12 Months Ended
Dec. 31, 2021
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 11:-	TRADE PAYABLES

	December 31,
	2021	2020
Accrued expenses	$758	$279
Open debts	441	277

	$1,199	$556